Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Summary of Stock Options Activity

Stock option transactions and the number of stock options outstanding are summarized below:

	Number of Optioned Common Shares	Weighted Average Exercise Price
Balance, December 31, 2016	1,378,805	$8.62
Granted	—	—
Expired	(9,446)	21.05
Exercised	—	—
Forfeited	(30,173)	5.75

Balance, March 31, 2017	1,339,186	$8.59

Stock option transactions and the number of stock options outstanding are summarized below:

	Number of Optioned Common Shares	Weighted Average Exercise Price
Balance, January 1, 2014	1,007,491	$11.39
Granted	382,097	8.97
Expired	(12,169)	18.93
Exercised	(10,000)	3.00
Forfeited	(84,000)	12.14

Balance, December 31, 2014	1,283,419	$10.55
Granted	502,047	1.91
Expired	(247,766)	2.96
Exercised	(5,359)	2.69
Forfeited	(53,120)	14.37

Balance, December 31, 2015	1,479,221	$8.78
Granted	1,635,250	0.86
Expired	(994,059)	1.00
Exercised	—	—
Forfeited	(741,607)	1.96

Balance, December 31, 2016	1,378,805	$8.62

Summary of Fair Value of Option Awards

The fair value of each stock award for employees and directors is estimated on the grant date and for consultants at each reporting period, using the Black-Scholes option-pricing model based on the weighted-average assumptions noted in the following table:

	Three Months Ended March 31,
	2017	2016
Risk-free interest rates	—	1.52%
Expected dividend yield	—	0%
Expected life	—	5.3 years
Expected volatility	—	71.80%

The estimated fair value of stock options granted in the respective periods was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2016	2015	2014
Risk-free interest rates	1.51%	1.76%	1.83%
Expected dividend yield	0%	0%	0%
Expected life	5.3 years	5.8 years	5.9 years
Expected volatility	72%	63%	82%

Summary of Share-Based Compensation Expense

The results for the periods set forth below included share-based compensation expense for stock options and restricted stock units in the following expense categories of the consolidated statements of loss (in thousands):

	Three Months Ended March 31,
	2017	2016
Research and development	$70	$222
General and administrative	$141	246

Total stock-based compensation	$211	$468

The results for the periods set forth below included stock-based compensation expense in the following expense categories of the consolidated statements of loss (in thousands):

	Years ended December 31,
	2016	2015	2014
Research and development	$803	$1,111	$1,893
General and administrative	846	1,217	1,967

Total stock-based compensation	$1,649	$2,328	$3,860

Summary of Restricted Stock Unit Award Activity

The following table summarizes our restricted stock unit award activity during the three months ended March 31, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2016	253,221	$4.56
Vested	(93,175)	5.95
Forfeited or expired	(18,329)	3.68

Balance, March 31, 2017	141,717	$3.71

The following table summarizes our restricted stock unit award activity during the years ended December 31, 2016, 2015 and 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2014	356,589	$12.06
Granted	814,800	6.48
Vested	(199,887)	7.00
Forfeited or expired	(291,301)	10.93

Balance, December 31, 2014	680,201	$7.34
Granted	249,775	1.92
Vested	(269,401)	8.08
Forfeited or expired	(19,816)	7.27

Balance, December 31, 2015	640,759	$4.92
Granted	—	—
Vested	(217,296)	5.23
Forfeited or expired	(170,242)	5.07

Balance, December 31, 2016	253,221	$4.56

Summary of Outstanding Warrants

The following is a summary of outstanding warrants to purchase common stock at March 31, 2017:

	Total Outstanding and Exercisable	Exercise price per Share	Expiration Date
(1) Series A Warrants issued in July 2014 financing	2,779,933	4.00	July 2019
(2) Series B Warrants issued in July 2014 financing	670,269	4.00	July 2019
(3) Series A-1 Warrants issued in April 2015 financing	239,234	2.40	October 2020

The following is a summary of outstanding warrants to purchase common stock at December 31, 2016:

	Total Outstanding and Exercisable	Exercise price per Share	Expiration Date
(1) Series A Warrants issued in July 2014 financing	2,779,933	4.00	July 2019
(2) Series B Warrants issued in July 2014 financing	670,269	4.00	July 2019
(3) Series A-1 Warrants issued in April 2015 financing	239,234	2.40	October 2020

Summary of Fair Value of Warrants Issued

The estimated fair value of warrants issued and classified as liabilities is reassessed at each reporting date using the Black-Scholes option pricing model.

	As of March 31,
Series A and Series B Warrant Valuation Assumptions	2017	2016
Risk-free interest rates	1.32%	0.91%
Expected dividend yield	0%	0%
Expected life	2.25 years	3.25 years
Expected volatility	99.83%	84.07%

The following assumptions were used to value the warrants that are classified as liabilities on the following reporting dates:

	As of December 31,
Series A and Series B Warrant Valuation Assumptions	2016	2015
Risk-free interest rates	1.33%	1.42%
Expected dividend yield	0%	0%
Expected life	2.50 years	3.50 years
Expected volatility	95%	77%

Schedule of Common Stock

Gross proceeds of $24.0 million and underwriting discounts and commissions and offering expenses of $1.6 million were allocated as follows:

	Common Stock	Series B Pre-funded Common Stock Warrants	Series A Common Stock Warrants	Series B Common Stock Warrants
Units Issued	5,559,866	1,340,538	2,779,933	670,269
Gross Proceeds (in thousands)	$14,084	$3,387	$5,261	$1,268
Underwriting discount and offering expense (in thousands)	$885	$213	$428	$103

Summary of Stock Options Outstanding Regarding Number of Common Shares Issuable upon Exercise of Outstanding Options

(1) Number of common shares issuable upon exercise of outstanding options:

Exercise Prices	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
$1.00 - $1.54	122,010	$1.00	9.36
$1.55 - $1.88	337,298	1.86	7.96
$1.89 - $3.40	118,874	2.62	6.98
$3.41 - $11.70	78,447	7.70	5.72
$11.71 - $11.86	185,105	11.79	6.66
$11.87 - $11.99	144,699	11.95	5.64
$12.00 - $13.08	132,650	12.88	4.97
$13.09 - $16.40	135,576	15.64	3.54
$16.41 - $21.67	63,446	17.74	3.56
$21.68 - $22.28	60,700	22.28	2.67

	1,378,805	$8.62	6.30

Summary of Stock Options Outstanding Regarding Number of Common Shares Issuable upon Exercise of Vested Options

(2) Number common shares issuable upon exercise of vested options:

Exercise Prices	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
$1.00 - $1.54	510	$1.21	0.42
$1.55 - $1.88	184,008	1.86	7.74
$1.89 - $3.40	90,275	2.51	6.76
$3.41 - $11.70	75,217	7.69	5.78
$11.71 - $11.86	140,269	11.79	6.58
$11.87 - $11.99	141,951	11.95	5.64
$12.00 - $13.08	132,650	12.88	4.97
$13.09 - $16.40	135,503	15.64	3.54
$16.41 - $21.67	63,446	17.74	3.56
$21.68 - $22.28	60,700	22.28	2.67

	1,024,529	$10.54	5.58

Computation of Basic and Diluted Net Loss Attributable to Common Shareholders Per Share

The following table presents the computation of basic and diluted net loss attributable to common stockholders per share (in thousands, except per share and share amounts):

	Years ended December 31,
	2016	2015	2014
Numerator
Net loss	$(20,129)	$(16,801)	$(26,240)
Denominator
Weighted average number of common shares outstanding	29,949,432	26,147,344	18,098,799
Basic and diluted net loss per common share	$(0.67)	$(0.64)	$(1.45)